Non-Controlling Interests - Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances (Detail) - CAD ($) $ in Millions		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 1,038		$ 768
Carmen de Andacollo
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		10.00%
Percentage of Voting Rights Held by Non-Controlling Interest		10.00%
Non-controlling interests		$ 26		24
Elkview Mine Limited Partnership
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		5.00%
Percentage of Voting Rights Held by Non-Controlling Interest		5.00%
Non-controlling interests		$ 87		86
Compañía Minera Zafranal S.A.C.
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		20.00%
Percentage of Voting Rights Held by Non-Controlling Interest		20.00%
Non-controlling interests		$ 51		46
Quebrada Blanca
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest		40.00%
Percentage of Voting Rights Held by Non-Controlling Interest		40.00%
Non-controlling interests		$ 874		$ 612
Quebrada Blanca | SSM/SC
Disclosure of subsidiaries [line items]
Portion of additional interest acquired	30.00%
Quebrada Blanca | ENAMI
Disclosure of subsidiaries [line items]
Percentage of Ownership Interest Held by Non-Controlling Interest			10.00%